Share capital and reserves - Additional Information (Details) - Major ordinary share transactions - USD ($)		1 Months Ended
	Dec. 19, 2023	Feb. 29, 2024
Share capital and reserves
Purchase price per share	$ 20.00
Number of shares accepted for purchase	1,655,426
Aggregate cost purchase of shares	$ 33,109,000
Fees for stock repurchase	$ 58,000
Minimum.
Share capital and reserves
Authorized to purchase of ordinary shares	1,500,000
Maximum
Share capital and reserves
Authorized to purchase of ordinary shares	2,000,000
Cubic Games Studio Ltd
Share capital and reserves
Share repurchased		101,601
Repurchase price per share		$ 100.00
Put option liability		$ 10,160,000
Issued amount of shares		39,627
Other financial income		$ 3,964,000